Qualifying Transaction (Tables)	12 Months Ended
Dec. 31, 2023
Qualifying Transaction [Abstract]
Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction	The number of shares of the Company’s common stock outstanding immediately following the consummation of the Qualifying Transaction was:
	Class A	Class C	Class D	Total
CFVI Public Shareholders	29,969,311	—	—	29,969,311
Sponsor Related Parties and Other Holders of Founder’s Shares	10,075,000	—	—	10,075,000
Rumble Shareholders	63,123,452	167,662,214	105,782,403	336,568,069
PIPE Investors	8,300,000	—	—	8,300,000
Closing shares	111,467,763	167,662,214	105,782,403	384,912,380

Schedule of the Details Qualifying Transaction	Details of the Qualifying Transaction are summarized as follows:
Fair value of shares issued by Rumble	$353,039,304

Net assets acquired:
Cash	$300,797,018
Prepaid expenses	221,016
Accounts payable, accruals, and other liabilities	(256,095)
Warrant liability	(29,625,500)
FPA liability	(8,362,419)
262,774,020

PIPE escrow proceeds	83,000,000
Sponsor FPA proceeds	15,000,000
Class D Common Stock proceeds	1,000,000
Shares repurchase of Class C Common Stock	(11,000,000)
$350,774,020

Excess fair value over net assets acquired – listing fee	$2,265,284